INVESTMENTS (offsetting) (DETAILS2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 90	$ 84
Colleteral Securities (Received)	(6)
Collateral Cash (Received)	(20)	(12)
Net Amounts	64	72
Counterparty A [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	5	6
Collateral Cash (Received)	(5)	(6)
Net Amounts	0	0
Counterparty F [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	1
Collateral Cash (Received)	(1)
Net Amounts	0
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	3
Collateral Cash (Received)	(3)
Net Amounts	0
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	6	1
Colleteral Securities (Received)	(6)
Collateral Cash (Received)		0
Net Amounts	0	1
Counterparty K [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	6	2
Collateral Cash (Received)	(6)	(2)
Net Amounts	0	0
Counterparty L [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	4	4
Collateral Cash (Received)	(4)	(4)
Net Amounts	0	0
Counterparty T [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	1
Collateral Cash (Received)	(1)
Net Amounts	0
Total Derivative [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	26	13
Colleteral Securities (Received)	(6)
Collateral Cash (Received)	(20)	(12)
Net Amounts	0	1
Other Financial Instruments [Member]
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	64	71
Collateral Cash (Received)		0
Net Amounts	$ 64	$ 71